Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2024
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]

Provisions for litigation, regulatory and similar matters,

by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-
core and
Legacy Group Items UBS AG
Balance as of 31 December 2023 1,220 156 12 286 4 132 1,810
Balance as of 31 March 2024 1,187 152 0 282 4 132 1,756
Provisions recognized upon merger of UBS AG and Credit Suisse AG
2
14 1 2 2 1,964 4 1,986
Increase in provisions recognized in the income statement
3
28 0 0 5 994 1 1,027
Release of provisions recognized in the income statement (11) 0 0 (6) (131) 0 (148)
Provisions used in conformity with designated purpose
3
(10) 0 0 0 (1,423) (1) (1,434)
Foreign currency translation and other movements (9) (1) 0 (1) (2) 0 (13)
Balance as of 30 June 2024 1,199 152 2 280 1,406 135 3,174
1 Provisions, if

any, for the

matters described in items

2 and 10 of

this Note are recorded

in Global Wealth

Management. Provisions,

if any, for

the matters described in

items 5, 6, 7,

8, 9 and 11

of this Note are
recorded in Non-core

and Legacy.

Provisions, if

any, for

the matters described

in item 1

of this Note

are allocated between

Global Wealth

Management, Personal

& Corporate

Banking and Non-core

and Legacy.
Provisions, if any, for the matters described in item 3 of this Note are allocated between the Investment Bank, Non-core and Legacy and Group Items.

Provisions, if any, for the matters described in item 4 of this Note are allocated between Global Wealth

Management and Personal &

Corporate Banking. Provisions,

if any, for the

matters described in item 12

of this Note are allocated

between the Investment Bank and

Non-core
and Legacy.

2 Refer to Note 2 for more information about the merger of UBS AG and Credit Suisse AG.

3 During the second quarter of 2024, UBS agreed to fund an offer by the Credit Suisse supply chain finance funds to redeem all of the outstanding units of the respective funds.

As a result, UBS AG increased IAS 37 Provisions related

to litigation, regulatory and similar matters by USD
944 m with a respective impact on the
income statement, as the probability of an

outflow of resources increased, bringing the

total IAS 37 provision for this

matter to USD
1,421
m. The provision has been

used to recognize the funding obligation,

which
was accounted for as a derivative liability with a fair value of USD 1,421 m as of 30 June 2024.